Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Raw materials and consumables	€ 134.2	€ 95.8
Work in progress	64.6	64.9
Finished goods and goods for resale	258.3	249.9
Total inventories	457.1	410.6
Inventory valuation, hedge account basis adjustment	(55.2)	27.6
Inventory write-down	11.5	8.3	€ 8.5
Other reserves
Inventory [Line Items]
Inventory valuation, hedge account basis adjustment	(55.2)	27.6
Inventory | Other reserves
Inventory [Line Items]
Inventory valuation, hedge account basis adjustment	€ (8.4)	€ (2.1)